Note 11 - Stock options and stock awards - Schedule of Valuation assumptions (Details)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2009		Jul. 31, 2008
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected life (years) Minimum (a)			2 years 6 months	[1]	1 year 6 months	[1]
Expected life (years) Maximum (a)			3 years	[1]	3 years 6 months	[1]
Risk free interest rate, minimum (b)			2.30%	[2]	2.43%	[2]
Risk free interest rate, maximum (b)			2.30%	[2]	2.69%	[2]
Volatility (c)	[3]	[3]	199.91%	[3]	120.20%	[3]
Dividend yield (d)	[4]	[4]	0.00%	[4]	0.00%	[4]

[1]	(1)Expected life, The expected term of options granted is determined using the shortcut method allowed by SAB No.107. Under this approach, the expected term is presumed to be the midpoint between the vesting date and the end of the contractual term.
[2]	(2)Riskfree interest rate, The rate is based on the U.S. Treasury zero coupon yield curve on the grant date for a maturity similar to the expected life of the options.
[3]	(3)Volatility, The expected volatility of the Companys common stock is calculated by using the historical daily volatility of the Companys stock price calculated over a period of time representative of the expected life of the options.
[4]	(4)Dividend yield The dividend yield rate is not considered in the model, as the Company has not established a dividend policy for the stock.